Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2021
Segmental analysis
Schedule of operating segments

Analysis of operating profit/(loss) before tax

The following tables provide a segmental analysis of operating profit/(loss) before tax by the main income statement captions.

				International Banking & Markets		Ulster	Central
	Retail	Private	Commercial	RBS	NatWest	Bank	items &
	Banking	Banking	Banking	International	Markets	RoI	other (1)	Total
Half year ended 30 June 2021	£m	£m	£m	£m	£m	£m	£m	£m
Net interest income	1,976	232	1,308	182	(3)	187	34	3,916
Net fees and commissions	173	124	560	59	83	38	(10)	1,027
Other non-interest income	1	12	55	15	215	18	60	376
Total income	2,150	368	1,923	256	295	243	84	5,319
Operating expenses	(1,187)	(249)	(1,152)	(112)	(560)	(261)	—	(3,521)
Impairment releases/(losses)	57	27	568	29	16	11	(1)	707
Operating profit/(loss)	1,020	146	1,339	173	(249)	(7)	83	2,505

Half year ended 30 June 2020
Net interest income	1,982	251	1,370	201	(34)	194	(112)	3,852
Net fees and commissions	204	130	552	43	76	44	(11)	1,038
Other non-interest income	(1)	11	81	15	774	11	57	948
Total income	2,185	392	2,003	259	816	249	(66)	5,838
Operating expenses	(1,075)	(252)	(1,221)	(126)	(707)	(245)	(124)	(3,750)
Impairment losses	(657)	(56)	(1,790)	(46)	(40)	(243)	(26)	(2,858)
Operating profit/(loss)	453	84	(1,008)	87	69	(239)	(216)	(770)

Note:

(1)	30 June 2021 predominantly relates to interest receivable in Treasury and 30 June 2020 predominantly related to interest receivable in Treasury and strategic disposals in Functions.

Total revenue(1)

				International Banking & Markets		Ulster	Central
	Retail	Private	Commercial	RBS	NatWest	Bank	items &
	Banking	Banking	Banking	International	Markets	RoI	Other	Total
Half year ended 30 June 2021	£m	£m	£m	£m	£m	£m	£m	£m
External	2,667	358	1,861	278	523	275	508	6,470
Inter-segmental	14	60	43	3	17	—	(137)	—
Total	2,681	418	1,904	281	540	275	371	6,470

Half year ended 30 June 2020
External	2,764	358	2,009	269	1,328	277	563	7,568
Inter-segmental	24	99	47	3	4	—	(177)	—
Total	2,788	457	2,056	272	1,332	277	386	7,568

Note:

(1)	Total revenue comprises interest receivable, fees and commissions receivable, income from trading activities and other operating income.

Notes

4. Segmental analysis continued

Analysis of net fees and commissions

				International Banking & Markets		Ulster	Central
	Retail	Private	Commercial	RBS	NatWest	Bank	items
	Banking	Banking	Banking	International	Markets	RoI	& other	Total
Half year ended 30 June 2021	£m	£m	£m	£m	£m	£m	£m	£m
Fees and commissions receivable
- Payment services	145	16	255	6	10	28	—	460
- Credit and debit card fees	149	4	69	1	—	8	—	231
- Lending and financing	6	4	242	28	34	7	—	321
- Investment management, trustee and fiduciary services	1	113	—	22	—	1	—	137
- Underwriting fees	—	—	—	—	77	—	—	77
- Other	32	19	63	3	25	—	(56)	86
Total	333	156	629	60	146	44	(56)	1,312

Fees and commissions payable	(160)	(32)	(69)	(1)	(63)	(6)	46	(285)
Net fees and commissions	173	124	560	59	83	38	(10)	1,027

Half year ended 30 June 2020
Fees and commissions receivable
- Payment services	129	14	256	9	9	28	—	445
- Credit and debit card fees	144	4	60	1	—	10	—	219
- Lending and financing	37	2	241	15	46	7	—	348
- Investment management, trustee and fiduciary services	1	113	—	17	—	1	—	132
- Underwriting fees	—	—	—	—	124	—	—	124
- Other	34	18	48	2	98	2	(40)	162
Total	345	151	605	44	277	48	(40)	1,430

Fees and commissions payable	(141)	(21)	(53)	(1)	(201)	(4)	29	(392)
Net fees and commissions	204	130	552	43	76	44	(11)	1,038

Total assets and liabilities

				International Banking & Markets		Ulster	Central
	Retail	Private	Commercial	RBS	NatWest	Bank	items &
	Banking	Banking	Banking	International	Markets	RoI	other	Total
30 June 2021	£m	£m	£m	£m	£m	£m	£m	£m
Assets	204,167	27,686	185,757	36,953	219,447	25,422	76,426	775,858
Liabilities	187,851	34,808	183,837	34,843	206,160	21,872	62,602	731,973

31 December 2020
Assets	197,618	26,206	187,413	33,984	270,147	26,620	57,503	799,491
Liabilities	178,617	32,457	174,251	31,989	254,098	22,993	61,262	755,667